Inventories (Details of inventories) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Inventories [abstract]
Fuel (coal and oil) for power generation	¥ 8,150,398	¥ 5,684,824
Material and supplies	1,824,000	1,869,462
Gross amounts of inventories	9,974,398	7,554,286
Less: provision for inventory obsolescence	430,707	168,875		¥ 167,282
Total	¥ 9,543,691	¥ 7,385,411	[1]

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).